Superannuation commitments - Sensitivity to changes in significant assumptions (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Discount rate
Superannuation commitments
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 121	$ 235
Annual salary increases
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 2	$ 12
Inflation rate
Superannuation commitments
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase in obligation	$ 112	$ 215
Expected lifetime
Superannuation commitments
Increase in term of life expectancy	1 year	1 year
Increase in obligation	$ 39	$ 71